Employee Benefit Plans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Employee Benefit Plan Costs
Pension and postretirement costs	[1]	$ 54	$ 126	$ 1,052
Defined contribution plan costs	[1]	$ 45	$ 111	$ 391

[1]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business.